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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                            Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Research Fund
        Schedule of Investments  3/31/08

Shares                                                         Value

        COMMON STOCKS - 98.5 %
        Energy - 13.6 %
        Integrated Oil & Gas - 6.8 %
75,566  Chevron Corp.                                       $6,450,314
107,034 Royal Dutch Shell Plc                                3,690,863
26,779  USX-Marathon Group, Inc.                             1,221,122
                                                            $11,362,299
        Oil & Gas Equipment & Services - 1.1 %
26,404  Weatherford International, Inc. *                   $1,913,498
        Oil & Gas Exploration & Production - 3.8 %
41,532  Apache Corp.                                        $5,017,896
20,100  XTO Energy, Inc.                                     1,243,386
                                                            $6,261,282
        Oil & Gas Storage & Transporation - 1.9 %
185,542 El Paso Corp.                                       $3,087,419
        Total Energy                                        $22,624,498
        Materials - 3.8 %
        Aluminum - 0.7 %
33,660  Alcoa, Inc.                                         $1,213,780
        Diversified Chemical - 0.7 %
30,303  Dow Chemical Co.                                    $1,116,666
        Diversified Metals & Mining - 0.8 %
14,537  Freeport-McMoRan Copper & Gold, Inc. (Class B)      $1,398,750
        Industrial Gases - 1.1 %
20,776  Praxair, Inc.                                       $1,749,962
        Steel - 0.5 %
11,609  Nucor Corp.                                         $  786,394
        Total Materials                                     $6,265,552
        Capital Goods - 10.1 %
        Aerospace & Defense - 2.9 %
28,408  Northrop Grumman Corp. *                            $2,210,426
38,790  United Technologies Corp.                            2,669,528
                                                            $4,879,954
        Construction & Engineering - 1.0 %
57,946  KBR, Inc.                                           $1,606,843
        Electrical Component & Equipment - 1.5 %
45,186  Rockwell International Corp.                        $2,594,580
        Industrial Conglomerates - 2.7 %
50,225  3M Co.                                              $3,975,309
62,531  Cardiome Pharma Corp. *                                525,260
                                                            $4,500,569
        Industrial Machinery - 2.0 %
36,672  Crane Co.                                           $1,479,715
16,993  SPX Corp.                                            1,782,566
                                                            $3,262,281
        Total Capital Goods                                 $16,844,227
        Transportation - 2.1 %
        Air Freight & Couriers - 0.9 %
21,146  United Parcel Service                               $1,544,081
        Railroads - 1.2 %
10,338  Burlington Northern, Inc.                           $  953,370
18,110  CSX Corp.                                            1,015,428
                                                            $1,968,798
        Total Transportation                                $3,512,879
        Automobiles & Components - 0.4 %
        Auto Parts & Equipment - 0.4 %
8,360   BorgWarner, Inc.                                    $  359,731
13,449  Tenneco, Inc. *                                        375,765
                                                            $  735,496
        Total Automobiles & Components                      $  735,496
        Consumer Services - 2.5 %
        Casinos & Gaming - 0.9 %
24,339  MGM Mirage *                                        $1,430,403
        Restaurants - 1.6 %
36,674  McDonald's Corp.                                    $2,045,309
16,554  Yum! Brands, Inc.                                      615,974
                                                            $2,661,283
        Total Consumer Services                             $4,091,686
        Media - 2.9 %
        Movies & Entertainment - 2.9 %
60,156  News Corp., Inc.                                    $1,127,925
73,939  The Walt Disney Co.                                  2,320,206
32,943  Viacom, Inc. (Class B) *                             1,305,202
                                                            $4,753,333
        Total Media                                         $4,753,333
        Retailing - 2.6 %
        Apparel Retail - 1.6 %
15,629  Abercrombie & Fitch Co.                             $1,143,105
43,662  TJX Companies, Inc.                                  1,443,902
                                                            $2,587,007
        Department Stores - 0.3 %
13,783  J.C. Penney Co., Inc.                               $  519,757
        General Merchandise Stores - 0.7 %
23,781  Target Corp.                                        $1,205,221
        Total Retailing                                     $4,311,985
        Food & Drug Retailing - 2.6 %
        Drug Retail - 0.8 %
31,159  CVS Corp.                                           $1,262,251
        Hypermarkets & Supercenters - 1.8 %
57,550  Wal-Mart Stores, Inc.                               $3,031,734
        Total Food & Drug Retailing                         $4,293,985
        Food, Beverage & Tobacco - 6.9 %
        Soft Drinks - 2.1 %
57,482  Coca-Cola Co.                                       $3,498,929
        Tobacco - 4.8 %
47,650  Altria Group, Inc.                                  $1,057,830
40,874  Loews Corp Carolina Group                            2,965,409
47,650  Phillip Morris International *                       2,410,137
27,290  Reynolds American, Inc.                              1,610,929
                                                            $8,044,305
        Total Food Beverage & Tobacco                       $11,543,234
        Household & Personal Products - 0.6 %
        Household Products - 0.4 %
11,905  Church & Dwight Co., Inc.                           $  645,727
        Personal Products - 0.2 %
6,828   Estee Lauder Co.                                    $  313,064
        Total Household & Personal Products                 $  958,791
        Health Care Equipment & Services - 4.0 %
        Health Care Equipment - 4.0 %
28,528  Insulet Corp. *                                     $  410,803
42,424  Medtronic, Inc. *                                    2,052,049
25,120  Stryker Corp.                                        1,634,056
60,457  Thoratec Corp. *                                       863,931
21,100  Zimmer Holdings, Inc. *                              1,642,846
                                                            $6,603,685
        Total Health Care Equipment & Services              $6,603,685
        Pharmaceuticals & Biotechnology - 7.5 %
        Biotechnology - 0.9 %
7,200   Alexion Pharmaceuticals, Inc. *                     $  426,960
19,075  BioMarin Pharmaceutical, Inc. *                        674,683
24,340  Cubist Pharmaceuticals, Inc. *                         448,343
                                                            $1,549,986
        Life Sciences Tools & Services - 0.8 %
7,834   Advanced Magnetics, Inc. *                          $  316,729
16,701  Thermo Fisher Scientific, Inc. *                       949,285
                                                            $1,266,014
        Pharmaceuticals - 5.8 %
129,706 Bristol-Myers Squibb Co.                            $2,762,738
33,991  Eli Lilly & Co.                                      1,753,596
50,974  Merck & Co., Inc.                                    1,934,463
137,660 Schering-Plough Corp.                                1,983,681
20,209  Teva Pharmaceutical Industries, Ltd.                   933,454
                                                            $9,367,932
        Total Pharmaceuticals & Biotechnology               $12,183,932
        Banks - 2.9 %
        Regional Banks - 2.9 %
52,386  PNC Bank Corp.                                      $3,434,950
29,181  Zions Bancorp.                                       1,329,195
                                                            $4,764,145
        Total Banks                                         $4,764,145
        Diversified Financials - 8.1 %
        Asset Management & Custody Banks - 3.8 %
36,774  Franklin Resources, Inc.                            $3,566,710
65,053  The Bank of New York Mellon Corp.                    2,714,662
                                                            $6,281,372
        Investment Banking & Brokerage - 2.5 %
41,424  Investment Technology Group, Inc. *                 $1,912,960
57,639  Lazard, Ltd.                                         2,201,810
                                                            $4,114,770
        Specialized Finance - 1.8 %
3,781   CME Group, Inc.                                     $1,773,667
9,814   IntercontinentalExchange, Inc. *                     1,280,727
                                                            $3,054,394
        Total Diversified Financials                        $13,450,536
        Insurance - 4.7 %
        Multi-Line Insurance - 1.6 %
19,449  Hartford Financial Services Group, Inc.             $1,473,651
28,349  Loews Corp.                                          1,140,197
                                                            $2,613,848
        Property & Casualty Insurance - 3.1 %
51,650  Chubb Corp.                                         $2,555,642
56,164  The Traveler Companies, Inc.                         2,687,447
                                                            $5,243,089
        Total Insurance                                     $7,856,937
        Real Estate - 1.4 %
        Retail Real Estate Investment Trusts - 1.4 %
25,751  Simon DeBartolo Group, Inc.                         $2,392,525
        Total Real Estate                                   $2,392,525
        Software & Services - 5.9 %
        Application Software - 0.7 %
41,329  Citrix Systems, Inc. *                              $1,212,180
        Internet Software & Services - 0.9 %
50,547  Yahoo!, Inc. *                                      $1,462,325
        Systems Software - 4.3 %
65,717  Macrovision Corp. *                                 $  887,180
133,644 Microsoft Corp.                                      3,792,817
124,813 Oracle Corp. *                                       2,441,342
                                                            $7,121,339
        Total Software & Services                           $9,795,844
        Technology Hardware & Equipment - 7.1 %
        Communications Equipment - 3.6 %
123,337 Cisco Systems, Inc. *                               $2,971,188
124,560 Corning, Inc. *                                      2,994,422
                                                            $5,965,610
        Computer Hardware - 3.5 %
77,478  Hewlett-Packard Co.                                 $3,537,645
145,229 Sun Microsystems, Inc. *                             2,255,406
                                                            $5,793,051
        Total Technology Hardware & Equipment               $11,758,661
        Semiconductors - 2.4 %
        Semiconductor Equipment - 0.8 %
70,261  Applied Materials, Inc.                             $1,370,792
        Semiconductors - 1.6 %
76,121  Infineon Technologies AG *                          $  536,745
102,518 Intel Corp.                                          2,171,331
                                                            $2,708,076
        Total Semiconductors                                $4,078,868
        Telecommunication Services - 3.0 %
        Alternative Carriers - 0.5 %
57,375  Time Warner Telecommunications *                    $  888,739
        Integrated Telecommunications Services - 2.5 %
92,952  Verizon Communications, Inc.                        $3,388,100
63,810  Windstream Corp.                                       762,530
                                                            $4,150,630
        Total Telecommunication Services                    $5,039,369
        Utilities - 3.7 %
        Gas Utilities - 1.0 %
30,210  Questar Corp.                                       $1,708,678
        Independent Power Producer & Energy Traders - 0.4 %
14,613  NRG Energy, Inc. *                                  $  569,761
        Multi-Utilities - 2.3 %
18,223  NSTAR                                               $  554,523
81,011  Public Service Enterprise Group, Inc.                3,255,832
                                                            $3,810,355
        Total Utilities                                     $6,088,794
        TOTAL COMMON STOCKS
        (Cost  $162,821,373)                                $163,948,962

        TOTAL INVESTMENT IN SECURITIES - 98.5%
        (Cost  $162,821,373)                                $163,948,962

        OTHER ASSETS AND LIABILITIES - 1.5%                 $2,821,084

        TOTAL NET ASSETS - 100.0%                           $166,770,046

(A.D.R.)American Depositary Receipt

*       Non-income producing security.

(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $162,821,373 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost           $7,045,427

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value            (5,917,838)

        Net unrealized gain                                 $1,127,589

        FAS 157 Footnote Disclosures

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of March
            31, 2008, in valuing the Fund's assets:

Valuation Inputs                                 Investments    Other Financial
						in Securities    Instruments
Level 1 - Quoted Prices                           163,948,962     0
Level 2 - Other Significant Observable Inputs       0             0
Level 3 - Significant Unobservable Inputs           0             0
Total                                             163,948,962     0



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.